Annual Total Returns[BarChart] - AST GOVERNMENT MONEY MARKET PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	none	none	none	none	0.34%	1.30%	1.69%	0.22%